Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000006342 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free Pennsylvania Fund (Class A) – including sales charge
Account Value	$ 12,458	$ 12,458	$ 12,458	$ 11,366	$ 11,333	$ 12,535	$ 11,702	$ 11,503	$ 10,677	$ 10,579	$ 10,528	$ 9,875	$ 9,550
Average Annual Return, Percent	4.72%	0.66%	2.22%
C000006342 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free Pennsylvania Fund (Class A) – excluding sales charge
Average Annual Return, Percent	9.61%	1.59%	2.69%
C000006344 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free Pennsylvania Fund (Class C) – including sales charge
Account Value	$ 12,088	$ 12,088	$ 12,088	11,127	11,164	12,441	11,705	11,594	10,843	10,825	10,855	10,258	10,000
Average Annual Return, Percent	7.64%	0.83%	1.91%
C000006344 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free Pennsylvania Fund (Class C) – excluding sales charge
Average Annual Return, Percent	8.64%	0.83%	1.91%
C000135933 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free Pennsylvania Fund (Institutional Class) – including sales charge
Account Value	$ 13,358	$ 13,358	$ 13,358	12,157	12,093	13,326	12,409	12,183	11,267	11,137	11,058	10,346	10,000
Average Annual Return, Percent	9.88%	1.84%	2.94%
C000135933 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free Pennsylvania Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	9.88%	1.84%	2.94%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	$ 12,708	$ 12,708	$ 11,979	$ 11,778	$ 12,891	$ 12,468	$ 12,077	$ 11,108	$ 11,054	$ 10,958	$ 10,252	$ 10,000
Average Annual Return, Percent	6.09%	1.02%	2.43%